Shareholder Report, Holdings (Details)	Feb. 28, 2026
VistaShares Target 15 Berkshire Select Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VistaShares Target 15 Berkshire Select Income ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VistaShares Target 15 Berkshire Select Income ETF | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VistaShares Target 15 Berkshire Select Income ETF | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VistaShares Target 15 Berkshire Select Income ETF | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VistaShares Target 15 Berkshire Select Income ETF | Moody's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VistaShares Target 15 Berkshire Select Income ETF | DaVita, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VistaShares Target 15 Berkshire Select Income ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 Berkshire Select Income ETF | Kraft Heinz Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 Berkshire Select Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 Berkshire Select Income ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
VistaShares Target 15 Berkshire Select Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
VistaShares Target 15 Berkshire Select Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VistaShares Target 15 Berkshire Select Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VistaShares Target 15 Berkshire Select Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VistaShares Target 15 Berkshire Select Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VistaShares Target 15 Berkshire Select Income ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VistaShares Target 15 Berkshire Select Income ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VistaShares Target 15 Berkshire Select Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
VistaShares Target 15 USA Quality Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VistaShares Target 15 USA Quality Income ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VistaShares Target 15 USA Quality Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VistaShares Target 15 USA Quality Income ETF | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VistaShares Target 15 USA Quality Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VistaShares Target 15 USA Quality Income ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Target 15 USA Quality Income ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VistaShares Target 15 USA Quality Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VistaShares Target 15 USA Quality Income ETF | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 USA Quality Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 USA Quality Income ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VistaShares Target 15 USA Quality Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
VistaShares Target 15 USA Quality Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VistaShares Target 15 USA Quality Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
VistaShares Target 15 USA Quality Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VistaShares Target 15 USA Quality Income ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VistaShares Target 15 USA Quality Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
VistaShares Target 15 USA Quality Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%